Earnings/(Loss) per share	12 Months Ended
Dec. 31, 2024
Earnings/(Loss) per share [Abstract]
Earnings/(Loss) per share
17.	Earnings/(Loss) per share

(a)	Basic earnings/(loss) per ordinary share

	December 31, 2024	December 31, 2023	December 31, 2023
(Loss)/profit attributable to equity holders of the parent (USD)	(83,637,387)	960,686	(783,037)
Weighted average number of ordinary shares outstanding	16,458,468	100,000	100,000
Basic (loss)/earnings per ordinary share (USD)	(5.08)	9.61	(7.83)

(b)	Diluted earnings/(loss) per ordinary share

The diluted earnings/(loss) per ordinary share equal the basic earnings per ordinary share as there were no dilutive potential ordinary shares throughout the reporting periods.

The Group has issued a convertible note as disclosed under Note 10. The note can only be exercised after one year anniversary of the date entered into which is June 10, 2025. Hence it was not included to compute the diluted earnings per shares.